Fair Value Measurements (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value Measurements (Details) [Line Items]
Money market fund	$ 14,425
Public warrants	7,130,000
Fair value of the warrant	4,092,000
U.S. Treasury Securities [Member]
Fair Value Measurements (Details) [Line Items]
Money market fund	$ 230,014,425